CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 21,944	$ 13,422
Accounts receivable, net	27,925	8,792
Inventories	25,806	30,197
Prepaid expenses and other current assets	2,596	1,077
Total current assets	78,271	53,488
Property and equipment, net	22,177	27,859
Right of use asset, net	5,246	0
Deferred tax asset	25,650	0
Deposits and other assets	10	10
Total assets	131,354	81,357
CURRENT LIABILITIES
Current portion of long-term debt	12,500	24,000
Current portion of lease liabilities	1,119	0
Accounts payable	7,058	2,421
Accrued expenses	13,220	11,556
Issuance costs payable	23,107	0
Bonus payable	3,512	3,638
Total current liabilities	60,516	41,615
Long-term debt, net of deferred finance costs	233,132	211,887
Convertible notes	126,897	0
Derivative liability - convertible notes redemption make-whole provision	552	0
Warrant liability	35,271	0
Line of credit	15,000	20,000
Lease liabilities	4,709	0
Tax receivable agreement liability	24,500	0
Earnouts liability	38,427	0
Other liabilities	0	409
Total liabilities	539,004	273,911
Commitments and contingencies (Note 15)
Redeemable non-controlling interest	608,311	0
Preferred stock, $0.0001 par value; 10,000,000 shares authorized	0	0
Additional paid in capital	12,261	6,148
Accumulated deficit	(1,028,229)	(198,708)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	131,354	81,357
Class A common stock, $0.0001 par value; 250,000,000 shares authorized, 14,929,982 and no shares issued and outstanding as of December 31, 2021 and 2020, respectively
CURRENT LIABILITIES
Common stock	1	0
Class B common stock, $0.0001 par value; 75,000,000 shares authorized 61,136,800 and 61,136,800 shares issued and outstanding as of December 31, 2021 and 2020, respectively
CURRENT LIABILITIES
Common stock	$ 6	$ 6